Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segments

Note 16. Segments

The Company operates through three reportable operating segments: (i) transportation and logistics services, (ii) terminaling and storage services, and (iii) supply and trading. The Company’s Chief Executive Officer, who is the chief operating decision maker (“CODM”), evaluates segment performance based on gross profit.

Three Months Ended March 31, 2026:

	Transportation and Logistics Segment	Terminaling and Storage Segment	Supply and Trading Segment	Total Consolidated
Revenues	$402,728	$140,532	$13,550,125	$14,093,384
Revenues - related party	3,632,508	1,732,218	-	5,364,726
Total revenues	4,035,235	1,872,750	13,550,125	19,458,110
Cost of revenues	-	195,336	13,539,544	13,734,880
Gross profit	$4,035,235	$1,677,414	$10,581	$5,723,230

Three Months Ended March 31, 2025:

	Transportation and Logistics Segment	Terminaling and Storage Segment	Supply and Trading Segment	Total Consolidated
Revenues	$3,287,663	$16,231,043	$13,269,810	$32,788,516
Revenues - related party	2,514,241	2,037,534	-	4,551,775
Total revenues	5,801,904	18,268,577	13,269,810	37,340,291
Cost of revenues	2,106,371	17,232,060	13,243,426	32,581,857
Gross profit	$3,695,533	$1,036,517	$26,384	$4,758,434

Note 16. Segments

As previously disclosed in our periodic filings with the SEC, the Company historically reported two business segments: crude oil transportation and facility services for terminaling and storage. In August 2024, the Company launched supply and trading activities, and beginning with the third quarter of 2025, management determined that these activities meet the criteria for a reportable operating segment under ASC 280. As a result, the Company now reports three reportable operating segments: transportation and logistics services, terminaling and storage services, and supply and trading.

The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer. The CODM evaluates operating performance and allocates resources using segment gross profit, which is determined on the same basis as consolidated gross profit presented in the Company’s condensed consolidated statements of operations. The CODM does not review segment asset information in assessing performance or allocating resources; therefore, segment assets are not presented. In prior periods, the Company presented segment results through net income (loss); however, beginning in 2025, the CODM evaluates segment performance based on gross profit. Accordingly, segment disclosures have been revised to reflect the current measure of segment performance.

Beginning in the third quarter of 2025, the Company no longer reports “Corporate and Other” as a separate category, as these activities do not constitute an operating segment and are not separately reviewed by the CODM. Corporate-level expenses, including executive and shared services personnel costs, stock-based compensation, legal and audit expenses, and other overhead items, are now allocated to operating segments or included in consolidated results, as appropriate.

Year ended December 31, 2025

	Transportation and Logistics Segment	Terminaling and Storage Segment	Supply and Trading Segment	Total Consolidated
Revenues	$23,218,485	$3,389,461	$57,585,457	$84,193,403
Revenues - related party	11,895,108	8,330,299	-	20,225,406
Total revenues	35,113,592	11,719,760	57,585,457	104,418,809
Cost of revenues	4,970,253	4,162,336	57,540,070	66,672,658
Gross profit	$30,143,339	$7,557,424	$45,388	$37,746,151

Year ended December 31, 2024

	Transportation and Logistics Segment	Terminaling and Storage Segment	Supply and Trading Segment		Total Consolidated
Revenues	$18,782,745	$39,829,406		$-	$58,612,151
Revenues - related party	-	31,199,089			31,199,089
Total revenues	18,782,745	71,028,495			89,811,240
Cost of revenues	13,804,019	65,788,017		-	79,592,036
Gross profit	$4,978,726	$5,240,478	$		$10,219,204